WARRANTS (Schedule of warrants outstanding by date of expiry) (Details) $ / shares in Units, shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares
November 18, 2026 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	November 18, 2026	November 18, 2026
Warrants outstanding | shares		221	221
Exercise price | (per share)	$ 75	$ 75
Grant Date Fair Value Of Warrants Outstanding | $		$ 6,700	$ 6,729,000
Remaining life in years	2 years 7 months 20 days	2 years 10 months 17 days
November 18, 2027 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	November 18, 2027	November 18, 2027
Warrants outstanding | shares		23	23
Exercise price | (per share)	$ 66	$ 66
Grant Date Fair Value Of Warrants Outstanding | $		$ 1,055	$ 1,055,000
Remaining life in years	3 years 7 months 20 days	3 years 10 months 17 days
December 8, 2027 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	December 8, 2027	December 8, 2027
Warrants outstanding | shares		25	25
Exercise price | (per share)	$ 8.8	$ 8.8
Grant Date Fair Value Of Warrants Outstanding | $		$ 149	$ 149,000
Remaining life in years	3 years 8 months 8 days	3 years 11 months 8 days
September 21, 2028 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	September 21, 2028	September 21, 2028
Warrants outstanding | shares		691	691
Exercise price | (per share)	$ 2.5	$ 2.5
Grant Date Fair Value Of Warrants Outstanding | $		$ 522	$ 712,000
Remaining life in years	4 years 5 months 23 days	4 years 8 months 23 days
September 21, 2028 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	September 21, 2028	September 21, 2028
Warrants outstanding | shares		55	55
Exercise price | (per share)	$ 2.39	$ 2.39
Grant Date Fair Value Of Warrants Outstanding | $		$ 81	$ 81,000
Remaining life in years	4 years 5 months 23 days	4 years 8 months 23 days
March 21, 2029 [Member]
Class of Warrant or Right [Line Items]
Date of expiry	March 21, 2029	March 21, 2029
Warrants outstanding | shares		1,369	1,369
Exercise price | (per share)	$ 2.5	$ 2.5
Grant Date Fair Value Of Warrants Outstanding | $		$ 1,339	$ 1,120,000
Remaining life in years	4 years 11 months 23 days	5 years 2 months 19 days
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		2,384	2,384
Exercise price | (per share)	$ 9.9	$ 9.9
Grant Date Fair Value Of Warrants Outstanding | $		$ 9,846	$ 9,846,000
Remaining life in years	4 years 6 months 29 days	4 years 9 months 29 days